Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 40,278	$ 40,620
Lease Liability related to Director	33,814	35,573
Directors [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	1,618	2,257
Lease Liability related to Director	$ 1,890	$ 2,634